Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments
Future minimum annual payments applicable to all non-cancellable operating leases and purchase obligations as of December 31, 2015, are as follows (in millions):

	Payments Due by Period
	2016	2017	2018	2019	2020	Thereafter	Total
Operating leases	$12	$10	$9	$8	$7	$63	$109
Purchase obligations	85	84	84	84	84	61	482
Total	$97	$94	$93	$92	$91	$124	$591

Environmental Liabilities
Changes in our environmental liabilities for the years ended December 31, 2015 and 2014, were as follows (in millions):

	Tioga Crude Oil Pipeline Release	Other Liabilities	Total
Balance at December 31, 2014	$25	$7	$32
Additions	24	1	25
Expenditures	(22)	(2)	(24)
Balance at December 31, 2015	$27	$6	$33